Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Automobile Components (2.3%)
*	Aptiv plc	288,867	22,402
	BorgWarner Inc. (XNYS)	290,039	12,489
	Autoliv Inc.	99,973	11,796
	Lear Corp.	83,886	9,006
*	QuantumScape Corp.	682,272	8,337
	Gentex Corp.	363,617	8,301
	Patrick Industries Inc.	63,845	6,909
*	Dorman Products Inc.	50,074	6,623
	Dana Inc.	277,588	6,221
	LCI Industries	54,699	6,218
*	Goodyear Tire & Rubber Co.	703,708	6,094
	Visteon Corp.	58,390	6,029
	Garrett Motion Inc.	335,293	5,542
	Phinia Inc.	99,447	5,379
*	Mobileye Global Inc. Class A	428,240	5,062
*	XPEL Inc.	100,130	4,654
*	Adient plc	238,769	4,646
*	Gentherm Inc.	119,557	4,264
*	Solid Power Inc.	653,853	3,400
*	American Axle & Manufacturing Holdings Inc.	475,900	3,127
	Standard Motor Products Inc.	79,544	2,986
*	Fox Factory Holding Corp.	168,141	2,487
*	Cooper-Standard Holdings Inc.	71,028	2,220
*	Holley Inc.	314,976	1,342
*	Stoneridge Inc.	114,157	652
*,1	Luminar Technologies Inc.	256,771	233
			156,419
Automobiles (20.0%)
*	Tesla Inc.	2,816,634	1,211,632
	General Motors Co.	1,082,443	79,581
	Ford Motor Co.	4,202,260	55,806
*	Rivian Automotive Inc. Class A	982,480	16,565
	Thor Industries Inc.	82,961	8,762
	Harley-Davidson Inc.	247,620	6,064
*,1	Lucid Group Inc.	338,778	4,618
	Winnebago Industries Inc.	112,717	4,079
			1,387,107
Broadline Retail (24.3%)
*	Amazon.com Inc.	6,413,522	1,495,761
*	MercadoLibre Inc.	47,670	98,762
	eBay Inc.	526,675	43,603
*	Ollie's Bargain Outlet Holdings Inc.	87,605	10,785
	Macy's Inc.	458,131	10,244
*	Etsy Inc.	149,150	8,087
	Kohl's Corp.	296,698	7,296
	Dillard's Inc. Class A	8,972	6,012
*	Groupon Inc.	107,082	1,811
*	Savers Value Village Inc.	156,329	1,424
*	QVC Group Inc.	30,944	288
			1,684,073
Distributors (0.7%)
	Genuine Parts Co.	166,193	21,672
	Pool Corp.	47,136	11,482
	LKQ Corp.	366,106	10,870
*	GigaCloud Technology Inc. Class A	101,189	3,754
	A-Mark Precious Metals Inc.	74,504	2,139
			49,917

		Shares	Market Value ($000)
Diversified Consumer Services (1.9%)
	Service Corp. International	183,045	14,539
*	Duolingo Inc.	53,769	10,292
*	Bright Horizons Family Solutions Inc.	90,449	9,295
	H&R Block Inc.	200,973	8,465
	ADT Inc.	945,690	7,802
*	Grand Canyon Education Inc.	47,755	7,533
*	Laureate Education Inc.	243,777	7,533
*	Frontdoor Inc.	137,839	7,434
	Graham Holdings Co. Class B	6,313	6,985
*	Adtalem Global Education Inc.	70,738	6,548
*	Stride Inc.	94,409	5,998
	OneSpaWorld Holdings Ltd.	257,479	5,258
	Strategic Education Inc.	65,532	5,113
	Perdoceo Education Corp.	171,219	4,787
*	Coursera Inc.	529,359	4,208
*	Driven Brands Holdings Inc.	264,632	3,866
*	Universal Technical Institute Inc.	165,262	3,804
	Matthews International Corp. Class A	117,584	2,886
	Carriage Services Inc.	56,778	2,458
*	Lincoln Educational Services Corp.	114,522	2,357
*	American Public Education Inc.	65,493	2,280
*	Mister Car Wash Inc.	390,713	2,086
*	Udemy Inc.	337,272	1,713
*	KinderCare Learning Cos. Inc.	142,336	567
*	European Wax Center Inc. Class A	125,914	487
*	Chegg Inc.	441,295	427
			134,721
Hotels, Restaurants & Leisure (20.9%)
	McDonald's Corp.	737,590	229,995
	Booking Holdings Inc.	33,994	167,070
	Starbucks Corp.	1,185,843	103,299
*	DoorDash Inc. Class A	401,555	79,656
	Marriott International Inc. Class A	252,199	76,868
	Hilton Worldwide Holdings Inc.	260,425	74,229
	Royal Caribbean Cruises Ltd.	272,265	72,491
*	Airbnb Inc. Class A	463,762	54,255
*	Chipotle Mexican Grill Inc.	1,453,756	50,184
	Yum! Brands Inc.	302,249	46,308
*	Flutter Entertainment plc	187,015	39,051
	Expedia Group Inc.	142,276	36,379
*	Carnival Corp.	1,178,986	30,394
	Las Vegas Sands Corp.	422,120	28,772
	Darden Restaurants Inc.	135,945	24,413
*	DraftKings Inc. Class A	555,088	18,407
	Domino's Pizza Inc.	40,515	17,001
	Wynn Resorts Ltd.	121,784	15,671
	Texas Roadhouse Inc.	86,676	15,190
*	Planet Fitness Inc. Class A	116,407	13,034
	Aramark	350,389	13,024
*	Norwegian Cruise Line Holdings Ltd.	629,374	11,618
*	Brinker International Inc.	73,824	11,353
	Wingstop Inc.	41,870	11,084
*	Dutch Bros Inc. Class A	185,171	10,853
*	MGM Resorts International	305,076	10,766
	Churchill Downs Inc.	96,710	10,550
	Hyatt Hotels Corp. Class A	63,694	10,471
	Wyndham Hotels & Resorts Inc.	122,013	8,931
	Boyd Gaming Corp.	103,342	8,608
*	Caesars Entertainment Inc.	367,044	8,541
	Vail Resorts Inc.	58,136	8,151
	Travel & Leisure Co.	116,456	7,987
*	Cava Group Inc.	161,563	7,899
*	Life Time Group Holdings Inc.	271,620	7,584
*	Shake Shack Inc. Class A	73,829	6,459
	Red Rock Resorts Inc. Class A	107,747	6,311
*	Hilton Grand Vacations Inc.	144,048	6,170
	Cheesecake Factory Inc.	119,615	5,701
[1]	Choice Hotels International Inc.	61,818	5,641

		Shares	Market Value ($000)
	Marriott Vacations Worldwide Corp.	99,818	5,450
*	Penn Entertainment Inc.	356,352	5,288
*	Rush Street Interactive Inc.	286,759	5,288
	Papa John's International Inc.	114,237	4,806
	Wendy's Co.	544,144	4,598
*	Six Flags Entertainment Corp.	302,014	4,585
	Monarch Casino & Resort Inc.	47,427	4,580
*	First Watch Restaurant Group Inc.	220,831	4,099
*	United Parks & Resorts Inc.	110,643	3,993
*	Pursuit Attractions & Hospitality Inc.	84,979	2,917
*	Sweetgreen Inc. Class A	427,503	2,774
*	BJ's Restaurants Inc.	71,156	2,729
	Cracker Barrel Old Country Store Inc.	85,093	2,458
*	Sabre Corp.	1,516,722	2,442
*	Accel Entertainment Inc.	236,333	2,420
	Golden Entertainment Inc.	73,622	2,210
	Bloomin' Brands Inc.	305,870	2,172
*	Dave & Buster's Entertainment Inc.	113,730	1,989
	Dine Brands Global Inc.	61,767	1,930
*	Lindblad Expeditions Holdings Inc.	152,934	1,840
[1]	Krispy Kreme Inc.	370,135	1,547
	Jack in the Box Inc.	70,086	1,381
*	Portillo's Inc. Class A	245,614	1,282
*	Kura Sushi USA Inc. Class A	26,033	1,279
*	Soho House & Co. Inc.	140,081	1,241
*	Sharplink Gaming Inc.	114,480	1,216
*	Denny's Corp.	186,183	1,149
*	Target Hospitality Corp.	143,197	1,117
*	Biglari Holdings Inc. Class B	2,916	857
	RCI Hospitality Holdings Inc.	34,450	839
*	Xponential Fitness Inc. Class A	114,440	760
[1]	Lucky Strike Entertainment Corp.	67,883	531
			1,452,136
Household Durables (5.3%)
	DR Horton Inc.	315,597	50,183
	Garmin Ltd.	181,436	35,438
[1]	Lennar Corp. Class A	256,278	33,649
	PulteGroup Inc.	236,584	30,091
*	NVR Inc.	3,488	26,185
	Somnigroup International Inc.	236,813	21,673
	Toll Brothers Inc.	122,467	17,125
*	TopBuild Corp.	37,139	16,805
*	Taylor Morrison Home Corp.	154,933	9,713
*	Mohawk Industries Inc.	83,529	9,681
	Installed Building Products Inc.	35,945	9,634
	Meritage Homes Corp.	121,186	8,856
*	Cavco Industries Inc.	13,885	8,271
[1]	Whirlpool Corp.	106,192	8,214
*	Champion Homes Inc.	95,204	8,172
	KB Home	120,030	7,722
*	M/I Homes Inc.	52,500	7,223
*	Tri Pointe Homes Inc.	191,938	6,549
	La-Z-Boy Inc.	148,431	5,777
*	Green Brick Partners Inc.	84,377	5,727
*	Sonos Inc.	303,067	5,625
	Century Communities Inc.	82,310	5,374
	Leggett & Platt Inc.	505,435	5,186
	Newell Brands Inc.	1,412,784	5,157
*	LGI Homes Inc.	83,732	4,356
*	Beazer Homes USA Inc.	113,629	2,599
*	Hovnanian Enterprises Inc. Class A	18,758	2,468
	Ethan Allen Interiors Inc.	97,626	2,308
*	Dream Finders Homes Inc. Class A	114,894	2,271
*	Helen of Troy Ltd.	91,091	1,726
*	Legacy Housing Corp.	48,092	958
	Cricut Inc. Class A	195,715	928
*	GoPro Inc. Class A	477,001	778
*	Lovesac Co.	53,076	762

		Shares	Market Value ($000)
*	Traeger Inc.	253,340	231
			367,415
Leisure Products (1.1%)
	Hasbro Inc.	176,031	14,540
*	Mattel Inc.	493,125	10,415
	Brunswick Corp.	116,656	7,712
*	YETI Holdings Inc.	167,506	6,948
	Polaris Inc.	104,140	6,911
	Acushnet Holdings Corp.	70,213	5,905
*	Topgolf Callaway Brands Corp.	451,249	5,812
*	Peloton Interactive Inc. Class A	839,751	5,702
*	Malibu Boats Inc. Class A	76,538	2,173
	Sturm Ruger & Co. Inc.	58,498	1,762
	Smith & Wesson Brands Inc.	174,988	1,524
*	Latham Group Inc.	192,382	1,375
	Johnson Outdoors Inc. Class A	26,337	1,080
*	Funko Inc. Class A	164,630	520
			72,379
Specialized REITs (0.0%)
	Millrose Properties Inc.	2,605	79
Specialty Retail (19.7%)
	Home Depot Inc.	952,090	339,820
	TJX Cos. Inc.	1,164,253	176,873
	Lowe's Cos. Inc.	545,455	132,262
*	O'Reilly Automotive Inc.	909,244	92,470
*	AutoZone Inc.	17,803	70,399
	Ross Stores Inc.	354,455	62,512
*	Carvana Co.	142,110	53,220
	Tractor Supply Co.	592,622	32,464
*	Ulta Beauty Inc.	54,369	29,296
	Williams-Sonoma Inc.	143,986	25,919
	Best Buy Co. Inc.	243,569	19,310
*	Burlington Stores Inc.	74,991	18,915
	Dick's Sporting Goods Inc.	82,832	17,111
*	Wayfair Inc. Class A	130,065	14,411
*	GameStop Corp. Class A	583,603	13,149
*	Five Below Inc.	77,220	12,733
	Lithia Motors Inc.	36,821	11,740
*	Chewy Inc. Class A	327,129	11,374
	Murphy USA Inc.	27,647	10,646
*	Floor & Decor Holdings Inc. Class A	160,975	10,241
	Gap Inc.	376,010	10,179
*	AutoNation Inc.	45,538	9,622
*	Boot Barn Holdings Inc.	49,233	9,542
*	CarMax Inc.	244,354	9,447
*	Abercrombie & Fitch Co. Class A	93,865	9,187
	Group 1 Automotive Inc.	21,465	8,608
*	Urban Outfitters Inc.	111,268	8,242
*	Asbury Automotive Group Inc.	33,523	7,796
*	Victoria's Secret & Co.	178,962	7,397
	American Eagle Outfitters Inc.	355,751	7,257
*	Valvoline Inc.	224,896	7,042
	Signet Jewelers Ltd.	69,161	6,927
	Academy Sports & Outdoors Inc.	140,797	6,793
	Penske Automotive Group Inc.	40,541	6,556
	Advance Auto Parts Inc.	125,264	6,499
	Bath & Body Works Inc.	355,251	6,185
*	National Vision Holdings Inc.	209,554	6,046
*	RH	35,663	5,620
*	RealReal Inc.	385,016	5,575
*	Warby Parker Inc. Class A	279,475	5,536
*	Sally Beauty Holdings Inc.	325,113	5,156
	Buckle Inc.	89,633	5,062
	Winmark Corp.	11,015	4,527
*	Revolve Group Inc.	162,325	3,923
	Upbound Group Inc.	209,539	3,755
	Sonic Automotive Inc. Class A	57,805	3,643
*	ODP Corp.	114,914	3,214

		Shares	Market Value ($000)
*	ThredUP Inc. Class A	390,322	2,935
	Camping World Holdings Inc. Class A	239,252	2,677
	Build-A-Bear Workshop Inc.	50,133	2,662
	Monro Inc.	114,471	2,142
	Guess? Inc.	125,316	2,138
*	Arhaus Inc.	205,710	2,127
*	Stitch Fix Inc. Class A	428,941	1,823
*	MarineMax Inc.	77,584	1,814
*	Bed Bath & Beyond Inc.	276,787	1,666
*	EVgo Inc.	504,355	1,634
	Caleres Inc.	133,192	1,560
*	Genesco Inc.	41,036	1,471
*	Zumiez Inc.	55,141	1,434
	Haverty Furniture Cos. Inc.	55,424	1,319
*	Petco Health & Wellness Co. Inc.	398,127	1,274
	Shoe Carnival Inc.	73,511	1,214
	Arko Corp.	210,428	1,002
*	Outdoor Holding Co.	390,067	718
*	Lands' End Inc.	42,841	676
*	America's Car-Mart Inc.	30,513	661
*	OneWater Marine Inc. Class A	47,358	575
	Designer Brands Inc. Class A	119,536	519
*,1	1-800-Flowers.com Inc. Class A	99,040	338
*	Sleep Number Corp.	59,171	302
*	Leslie's Inc.	35,239	105
			1,368,987
Textiles, Apparel & Luxury Goods (3.6%)
	NIKE Inc. Class B	1,247,823	80,647
	Tapestry Inc.	264,908	28,949
*	Lululemon Athletica Inc.	127,947	23,565
	Ralph Lauren Corp.	50,554	18,570
*	Deckers Outdoor Corp.	188,684	16,610
	VF Corp.	549,288	9,613
*	Crocs Inc.	99,610	8,465
	PVH Corp.	89,811	7,613
	Kontoor Brands Inc.	98,575	7,329
*	Capri Holdings Ltd.	270,324	6,858
	Steven Madden Ltd.	162,905	6,806
	Levi Strauss & Co. Class A	250,800	5,525
	Columbia Sportswear Co.	90,287	4,849
	Wolverine World Wide Inc.	288,889	4,683
*	G-III Apparel Group Ltd.	152,447	4,444
	Carter's Inc.	136,854	4,367
*	Figs Inc. Class A	373,889	3,660
*	Under Armour Inc. Class A	686,428	3,171
*	Under Armour Inc. Class C	579,931	2,569
	Oxford Industries Inc.	56,792	2,167
	Movado Group Inc.	62,367	1,306
*	Hanesbrands Inc.	75,607	489
			252,255
Total Common Stocks (Cost $5,390,179)			6,925,488
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $40,546)	405,475	40,547
Total Investments (100.4%) (Cost $5,430,725)			6,966,035
Other Assets and Liabilities—Net (-0.4%)			(30,391)
Net Assets (100.0%)			6,935,644
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,616.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $31,390 was received for securities on loan, of which $31,383 is held in Vanguard Market Liquidity Fund and $7 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lowe's Cos Inc.	8/31/2026	BANA	9,762	(3.880)	174	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $629 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,925,488	—	—	6,925,488
Temporary Cash Investments	40,547	—	—	40,547
Total	6,966,035	—	—	6,966,035
Derivative Financial Instruments
Assets
Swap Contracts	—	174	—	174